Related Party Transactions - Summary of Outstanding balances as at reporting date (Details) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Related Party Transaction [Line Items]
Short term debt to related party		$ 12	$ 12
Due to related party			33
Due from related party		7,700
DBLP Sea Cow [Member]
Related Party Transaction [Line Items]
Short term debt to related party	[1]	12	12
Due to related party	[1]		$ 33
Avirup Chakraverty [Member]
Related Party Transaction [Line Items]
Due from related party	[2]	$ 7,700

[1]	DBLP Sea Cow Ltd. (a company incorporated in the Seychelles) (“DBLP Sea Cow”) is wholly legally owned by Dan Wagner, Chief Executive Officer of Rezolve.
[2]	The Company has provided an interest-free loan of $7.7 million to Avirup Chakraverty ("Avirup"), the former owner of Mpower. Following the acquisition of Mpower, Avirup became an employee of the Company and continues to serve as a director of the Mpower group. In connection with the acquisition of Mpower, the Company agreed to a contingent earn-out arrangement under which Avirup may receive a share option award upon the achievement of specified Mpower revenue targets, provided that he remains employed by the Company on the grant date. Subject to satisfaction of these conditions, the share options are expected to be granted in May 2027. Upon the grant of the share options, the outstanding principal balance of the $7.7 million loan will be offset against the value of the share option award, with any excess value, if applicable, payable to Avirup. Accordingly, the contingent share option award serves as collateral for the loan.